Offerings	Sep. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered	11,554,450
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,544,500
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,052.38
Offering Note
(1)

The number of shares of Class A Common Stock and Class B Common Stock of Tigerless AI Holdings Inc. (“Tigerless AI”) and warrants to purchase Class A Common Stock of Tigerless AI being registered is based upon an estimate of the sum of (a) the maximum number of shares of Piermont Valley Acquisition Corp. (“PVAC”) that will be outstanding immediately prior to the business combination described in the proxy statement/prospectus forming part of this registration statement (including the related transactions described therein, the “Business Combination”); and (b) the maximum number of whole warrants of PVAC that will be outstanding immediately prior to the Business Combination and exchanged for one Tigerless AI Warrant for each such warrant.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock
Amount Registered	22,400,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 224,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 19,488
Offering Note

Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the entire registration fee with respect to the PVAC Warrants has been allocated to the Class A Common Stock underlying the PVAC Warrants and no separate fee is recorded for the PVAC Warrants.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying Warrants
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,005
Offering Note
(2)

Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the entire registration fee with respect to the PVAC Warrants has been allocated to the Class A Common Stock underlying the PVAC Warrants and no separate fee is recorded for the PVAC Warrants.